Baillie Gifford EAFE Fund
Baillie Gifford EAFE Fund
BAILLIE GIFFORD FUNDS The EAFE Fund Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
3. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Fund on page 6 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford EAFE Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

4. The expense tables under the section titled “Example of Expenses” for The EAFE Fund on page 6 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford EAFE Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	103	256	422	905
Class 2	95	230	378	809
Class 3	88	208	340	724
Class 4	84	199	324	688
Class 5	79	183	296	627

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford EAFE Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	92	244	410	890
Class 2	84	219	366	794
Class 3	77	197	328	709
Class 4	74	187	311	672
Class 5	69	172	284	611